Commitments and Contingencies (Details) - Schedule of future base lease payments under the non-cancellable operating lease - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of future base lease payments under the non-cancellable operating lease [Abstract]
2021	$ 89,736
2022	82,885
Total minimum non-cancellable operating lease payments	172,621
Less discount to fair value	(31,979)
Total fair value of lease payments	$ 140,642	$ 214,020